Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories include finished and in-process products	$ 317.1	$ 301.6
Raw materials and supplies	157.4	141.1
Cash Flow Hedges [Abstract]
Maximum number of months for forward exchange contracts to mature	12 months
Earnings Per Share [Abstract]
Basic weighted-average shares outstanding (in shares)	49,755,000	49,596,000	49,746,000
Diluted weighted-average shares outstanding (in shares)	49,934,000	49,822,000	49,937,000
Number of antidulitive shares excluded from the diluted EPS calculation (in shares)	0	0	0
Research and Development [Abstract]
Research and development costs	34.5	34.7	33.2
Advertising [Abstract]
Advertising costs	$ 1.6	$ 2.2	$ 2.4
Minimum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years
Maximum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	20 years
Building and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Building and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	20 years